Note 15 - Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	W&ES	PI&IS	Other	Total
	(in thousands)

Year ended December 31, 2014
Revenue	$22,416	$382,002	$-	$404,418
Costs of services	8,617	346,738	-	355,355
Gross margin	13,799	35,264	-	49,063
General and administrative expense	3,090	17,734	497	21,321
Impairments	32,546	-	-	32,546
Depreciation, amortization and accretion	3,806	2,539	-	6,345
Operating (loss) income	$(25,643)	$14,991	$(497)	(11,149)
Interest expense, net				3,208
Offering costs				446
Other expense, net				(92)
Net loss before income tax expense				$(14,711)

Total Assets	$50,296	$136,224	$3,322

Year ended December 31, 2013
Revenue	$22,232	$226,901	$-	$249,133
Costs of services	7,347	206,343	-	213,690
Gross margin	14,885	20,558	-	35,443
General and administrative expense	3,292	9,175	-	12,467
Impairments	3,429	702	-	4,131
Depreciation, amortization and accretion	3,837	1,327	-	5,164
Operating income	$4,327	$9,354	$-	13,681
Interest expense, net				4,000
Offering costs				1,376
Gain on reversal of contingent consideration				(11,250)
Other expense, net				(37)
Net income before income tax expense				$19,592

Total Assets	$81,403	$154,352	$4,835

Year ended December 31, 2012
Revenue	$619	$-	$-	$619
Costs of services	309	-	-	309
Gross margin	310	-	-	310
General and administrative expense	(4)	-	2,060	2,056
Depreciation, amortization and accretion	99	-	-	99
Operating income (loss)	$215	$-	$(2,060)	$(1,845)

Total Assets	$79,990	$-	$-

Year ended December 31, 2012 (Predecessor)
Revenue	$12,203	$-	$-	$12,203
Costs of services	3,662	-	-	3,662
Gross margin	8,541	-	-	8,541
General and administrative expense	477	-	-	477
Depreciation, amortization and accretion	1,398	-	-	1,398
Operating income	$6,666	$-	$-	6,666
Interest expense, net				111
Other expense, net				(40)
Net income before income tax expense				$6,595